Cover Page	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Current Fiscal Year End Date	--01-31
Entity Registrant Name	SNOWFLAKE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39504
Entity Tax Identification Number	46-0636374
Entity Address, Address Line One	450 Concar Drive
Entity Address, City or Town	San Mateo,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	844
Local Phone Number	766-9355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	SNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001640147